Advances for Vessels under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2016
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

5.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

In May 2013, Aster Shipping Company Inc. and Aerik Shipping Company Inc., each entered into a shipbuilding contract with unrelated third parties for the construction of a Newcastlemax dry bulk carrier for the aggregate price of $97,400. In December 2016, the contract price was reduced by $2,000 on aggregate, pursuant to an amendment of the shipbuilding contacts. The vessels were delivered on January 4, 2017 (Note 15(b)).

In January 2014, Houk Shipping Company Inc. (or Houk), entered into a shipbuilding contract with unrelated third parties for the construction of a Kamsarmax dry bulk carrier for a contract price of $28,825. On October 31, 2016, Houk provided a notice of cancellation of the shipbuilding contract pursuant to its right under the contract to cancel the contract due to a delay in delivery and to claim a refund of the pre-delivery installments and interest, amounting to $9,413, which we received in December 2016.

As at December 31, 2016, the remaining contractual obligations amounted to $52,440 (Notes 9 and 15(b)).

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs capitalized in accordance with the Company's related accounting policy (Note 2(i)). The movement of the account during 2016 and 2015 was as follows:

	2016	2015
Beginning balance	$44,514	$29,500
- Advances for vessels under construction and other vessel costs	11,484	25,080
- Advances for vessel acquisitions and other vessel costs	-	40,105
- Reduction due to cancelation of shipbuilding contract	(9,135)	-
- Transferred to vessel cost (Note 6)	-	(50,171)
Ending balance	$46,863	$44,514